Vessels under construction - Narrative (Details) - Vessels $ in Thousands	Dec. 31, 2025 USD ($) vessel	Nov. 30, 2025 USD ($) vessel
Scrubber-Fitted Very Large Crude Carriers
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships, agreements to construct | vessel	2
Purchase price, per vessel | $	$ 128,000
MR | Scrubber-Fitted Product Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships, agreements to construct | vessel		4
Purchase price, per vessel | $		$ 45,000
MR | Scrubber-Fitted Product Tankers | 2nd Quarter 2026
Disclosure of detailed information about property, plant and equipment [line items]
Number Of Ships, Expected Delivery		one
MR | Scrubber-Fitted Product Tankers | 4th Quarter 2026
Disclosure of detailed information about property, plant and equipment [line items]
Number Of Ships, Expected Delivery		one
MR | Scrubber-Fitted Product Tankers | 1st Quarter 2027
Disclosure of detailed information about property, plant and equipment [line items]
Number Of Ships, Expected Delivery		one
MR | Scrubber-Fitted Product Tankers | 2nd Quarter 2027
Disclosure of detailed information about property, plant and equipment [line items]
Number Of Ships, Expected Delivery		one
LR2 | Scrubber-Fitted Product Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of ships, agreements to construct | vessel	2
Purchase price, per vessel | $	$ 70,800